Lease liability (Details Narrative) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	May 31, 2026 USD ($)	Jan. 31, 2026 CAD ($)	Sep. 30, 2025 USD ($)
Statement [Line Items]
lease liability	$ 3,971			$ 3,156
Lease Monthly Rent First Year [Member]
Statement [Line Items]
lease liability		$ 27,000	$ 33,008
Lease Monthly Rent Second Year [Member]
Statement [Line Items]
lease liability		28,000	33,801
Lease Monthly Rent Third Year [Member]
Statement [Line Items]
lease liability		$ 29,000	$ 34,612